Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The following table sets forth certain information with respect to each plan-based award to our NEOs made in 2024. All of the equity awards set forth in the table below were granted under the 2015 Omnibus Share Plan. If the Company were to grant any stock options in the future, the Company would endeavor not to make any such grants at times when there may be material nonpublic information concerning the Company which might affect the market price of the Company’s common stock. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If the Company were to grant any stock options in the future, the Company would endeavor not to make any such grants at times when there may be material nonpublic information concerning the Company which might affect the market price of the Company’s common stock. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false